Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares [Member]	Treasury share [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2020	[1]	$ 0	$ 0	$ 34,497	$ (23,695)	$ 10,802
Beginning balance (in shares) at Dec. 31, 2020	[1]	9,274,838	0
Share-based compensation		$ 0	$ 0	2,019	0	2,019
Effect of reverse capitalization transaction		$ 0	$ 0	2,476	0	2,476
Effect of reverse capitalization transaction (In shares)		152,299,702	0
Issuance of shares and warrants, net of issuance costs		$ 0	$ 0	58,637	0	58,637
Issuance of shares and warrants, net of issuance costs (In shares)		66,381,520	0
Exercise of options		$ 0	$ 0	10	0	10
Exercise of options (in shares)		134,240	0
Net loss for the year		$ 0	$ 0	0	(12,478)	(12,478)
Ending balance at Dec. 31, 2021		$ 0	$ 0	97,639	(36,173)	$ 61,466
Ending balance (in shares) at Dec. 31, 2021		228,090,300	0			228,090,300
Share-based compensation		$ 0	$ 0	3,211	0	$ 3,211
Issuance of shares and warrants, net of issuance costs		$ 0	$ 0	267	0	267
Issuance of shares and warrants, net of issuance costs (In shares)		2,576,400	0
Exercise of options		$ 0	$ 0	143	0	143
Exercise of options (in shares)		1,970,000	0
Sale of treasury share at cost		$ 0	$ (1,218)	0	0	(1,218)
Sale of treasury share at cost (in shares)			(11,640,460)
Net loss for the year		0	$ 0	0	(27,646)	(27,646)
Ending balance at Dec. 31, 2022		$ 0	$ (1,218)	101,260	(63,819)	$ 36,223
Ending balance (in shares) at Dec. 31, 2022		232,636,700	(11,640,460)			232,636,700
Share-based compensation		$ 0	$ 0	1,491	0	$ 1,491
Issuance of shares and warrants, net of issuance costs		$ 0	$ 0	2,924	0	2,924
Issuance of shares and warrants, net of issuance costs (In shares)		51,458,000	0
Sale of treasury share at cost		$ 0	$ 1,218	0	(638)	580
Sale of treasury share at cost (in shares)			11,640,460
Net loss for the year		0	$ 0	0	(24,221)	(24,221)
Ending balance at Dec. 31, 2023		$ 0	$ 0	$ 105,675	$ (88,678)	$ 16,997
Ending balance (in shares) at Dec. 31, 2023		284,094,700	0			284,094,700

[1]	Number of shares has been retroactively adjusted to reflect the share reverse split effected on March 16, 2021 (refer to Note 1)